Schedule of Inventories (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 15,164	$ 0
Finished goods	528,100	497,366
Inventory, gross	543,264	497,366
Allowance for obsolete inventories	(27,163)	(24,868)
Inventories, net	$ 516,101	$ 472,498